Leases - Schedule of quantitative information about right-of-use assets and a lease liability (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	$ 527,862	$ 0
Additions	78,407	661,729
Disposal	(14,529)
Effect of Foreign Exchange	61,150	(133,867)
Lease of right-of-use assets, End Balance	496,076	527,862
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	737,506	0
Additions	40,973	737,506
Disposal	(14,529)
Effect of Foreign Exchange	0	0
Lease of right-of-use assets, End Balance	763,950	737,506
Amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease of right-of-use assets, Beginning Balance	(209,644)	(0)
Additions	(119,380)	(75,777)
Disposal	0
Effect of Foreign Exchange	61,150	(133,867)
Lease of right-of-use assets, End Balance	$ (267,874)	$ (209,644)